LOSS BEFORE INCOME TAX (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)		Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Crediting:
Interest income on bank deposits	$ (1,000)		¥ (5)	¥ (9)
Charging:
Cost of sales				6,844
Finance costs	20,000	[1]	129	13
Issuance expense in related to placement (Note 14 and 15)	245		1,579
Employee benefit expenses	108,000		696	632
Depreciation and amortization:
- Property, plant and equipment	5,000		33	32
- Right-of-use assets (Note 10(a))	56,000		360	577
- Financial assets at fair value through profit or loss (Note 12.1)	4,029,000		26,015
- Derivative financial liabilities (Note 12.	(187,000)		(1,208)
Expense relating to short-term leases (included in administrative expenses)	$ 18,000		¥ 117	¥ 116

[1]	Finance costs from operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY3.00 (US$0.46); the foreign currency exchange losses amounted to nil and CNY105.00 (US$16.26); and the interest on lease liabilities amounted to CNY9.00 and CNY21.00 (US$3.25), for the six months ended June 30, 2020 and 2021, respectively.